Financial Instruments And Financial Risk Management - Summary of Aging Accounts Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, gross	$ 59,034	$ 59,119
Allowance for doubtful accounts	7,964	2,627
Total accounts receivable, net	51,070	56,492
One Customer
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, net	7,200
0 to 60 days
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, gross	41,820	49,303
61 to 120 days
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, gross	8,117	6,118
120 days +
Disclosure Of Aging Trade Receivable [Line Items]
Total accounts receivable, gross	$ 9,097	$ 3,698